UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

March 31, 2007

1.814634.102

MIS-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 92.7%
	Principal Amount	Value
Michigan - 92.7%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 5,100,000	$ 5,100,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Participating VRDN Series ROC II R4519, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,070,000	6,070,000
Dearborn School District Participating VRDN Series Merlots 07 C5, 3.69% (Liquidity Facility Bank of New York, New York) (a)(d)	5,000,000	5,000,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,080,000	3,080,000
Detroit City School District:
Bonds Series A, 5% 5/1/07 (FGIC Insured)	5,000,000	5,005,274
Participating VRDN:
ROC II R1033, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,305,000	2,305,000
Series AAB 04 39, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	6,800,000	6,800,000
Series MACN 05 R, 3.69% (Liquidity Facility Bank of America NA) (a)(d)	4,295,000	4,295,000
Series PA 997, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000,000	8,000,000
Series PT 3126, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,975,000	8,975,000
Series Putters 1311, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,125,000	3,125,000
Series ROC II R4004, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,000,000	2,000,000
Series ROCS RR R 9015, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,475,000	3,475,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 3.77% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,500,000	2,500,000
Detroit Gen. Oblig. Bonds:
Series 2004 B, 5% 4/1/07 (FSA Insured)	1,285,000	1,285,000
Series A, 5% 4/1/08 (FSA Insured)	6,600,000	6,687,780
Detroit Swr. Disp. Rev. Participating VRDN:
Series GS 06 100 TP, 3.7% (Liquidity Facility DEPFA BANK PLC) (a)(d)	3,000,000	3,000,000
Series MACN 02 G, 3.73% (Liquidity Facility Bank of America NA) (a)(d)	8,520,000	8,520,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN: - continued
Series Merlots 00 I, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 12,500,000	$ 12,500,000
Series Merlots 01 A103, 3.69% (Liquidity Facility Bank of New York, New York) (a)(d)	9,965,000	9,965,000
Series Merlots 06 B1, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,475,000	2,475,000
Series MT 324 3.7% (Liquidity Facility DEPFA BANK PLC) (a)(d)	15,000,000	15,000,000
Series PA 1183, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,000,000	6,000,000
Series Putters 3756, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	1,000,000	1,000,000
Series RBC I-2, 3.7% (Liquidity Facility Royal Bank of Canada) (a)(d)	6,000,000	6,000,000
Series ROC II R 719 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (a)(d)	6,330,000	6,330,000
Detroit Wtr. Supply Sys. Rev.:
Bonds Series B, 5.1% 7/1/07 (MBIA Insured)	1,000,000	1,003,607
Participating VRDN:
Series Merlots 00 D, 3.69% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,500,000	4,500,000
Series PT 3903, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000,000	5,000,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(d)	8,200,000	8,200,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.71% (Liquidity Facility Societe Generale) (a)(d)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,985,000	2,985,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(e)	1,515,000	1,515,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 3.68%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,800,000	1,800,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.72% (Liquidity Facility Citibank NA) (a)(d)	7,940,000	7,940,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 3.76%, LOC Comerica Bank, Detroit, VRDN (a)	2,230,000	2,230,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Washington Foote Memorial Hosp. Proj.) Series B, 3.67%, VRDN (a)	$ 7,600,000	$ 7,600,000
L'Anse Creuse Pub. Schools Participating VRDN Series EGL 06 32 Class A, 3.72% (Liquidity Facility Citibank NA) (a)(d)	3,750,000	3,750,000
Lakeview School District Calhoun County:
Participating VRDN Series PT 1624, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,150,000	7,150,000
3.67% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,850,000	6,850,000
Michigan Bldg. Auth. Rev.:
Bonds Series II, 5.5% 10/15/08 (Pre-Refunded to 10/15/07 @ 101) (c)	10,000,000	10,201,803
Participating VRDN:
Series 06 156, 3.72% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
Series AAB 05 33, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	5,995,000	5,995,000
Series EGL 01 2202, 3.72% (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series EGL 06 0142, 3.72% (Liquidity Facility Citibank NA) (a)(d)	7,900,000	7,900,000
Series Floaters 00 516, 3.69% (Liquidity Facility Morgan Stanley) (a)(d)	4,995,000	4,995,000
Series MS 00 481X, 3.69% (Liquidity Facility Morgan Stanley) (a)(d)	2,670,000	2,670,000
Series MSTC 2006 277 Class A, 3.74% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	3,800,000	3,800,000
Series PA 889R, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,795,000	7,795,000
Series PT 1954, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,530,000	8,530,000
Series PT 2177, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,090,000	6,090,000
Series Putters 1465, 3.71% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,400,000	6,400,000
Series PZ 140, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,500,000	6,500,000
Series ROC II R2064, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,985,000	6,985,000
Series ROC II R4057, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,200,000	2,200,000
Series ROC II R4551, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,955,000	2,955,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R550, 3.71% (Liquidity Facility Citibank NA) (a)(d)	$ 1,995,000	$ 1,995,000
Series ROCS RR R 2111, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	2,150,000	2,150,000
Series ROCS RR R 7039, 3.72% (Liquidity Facility Citigroup, Inc.) (a)(d)	10,305,000	10,305,000
Michigan Gen. Oblig. Participating VRDN:
Series PT 2021, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,400,000	4,400,000
Series PT 3760, 3.71% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	1,370,000	1,370,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN:
Series LB 05 L20, 3.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	6,475,000	6,475,000
Series MS 1280, 3.72% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,400,000	2,400,000
Series PA 1064, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,420,000	7,420,000
Series XII B, 3.71% (AMBAC Insured), VRDN (a)(b)	9,700,000	9,700,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series ROC II R 588 CE, 3.71% (Liquidity Facility Citibank NA) (a)(d)	1,670,000	1,670,000
(Health Care Equip. Ln. Prog.):
Series B, 3.7%, LOC LaSalle Bank Midwest NA, VRDN (a)	5,600,000	5,600,000
Series C, 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
(Munising Memorial Hosp. Assoc. Proj.) 3.7%, LOC Banco Santander Central Hispano SA, VRDN (a)	7,800,000	7,800,000
(Trinity Health Sys. Proj.) Series 2000 E, 3.7% (AMBAC Insured), VRDN (a)	4,150,000	4,150,000
Series 99 B3, 3.62%, VRDN (a)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Rev. Series B, 3.7%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 3.7%, LOC Fannie Mae, VRDN (a)(b)	6,345,000	6,345,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.71% (MBIA Insured), VRDN (a)(b)	3,140,000	3,140,000
Series 2002 A, 3.7% (MBIA Insured), VRDN (a)(b)	17,300,000	17,300,000
Series 2004 A, 3.69% (FGIC Insured), VRDN (a)(b)	3,000,000	3,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.71% (MBIA Insured), VRDN (a)(b)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.: - continued
Series 2002 A, 3.71% (MBIA Insured), VRDN (a)(b)	$ 4,885,000	$ 4,885,000
Series B, 3.74% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	7,200,000	7,200,000
Series C, 3.69% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	9,750,000	9,750,000
Michigan Muni. Bond Auth. Rev.:
Bonds:
(Local Govt. Ln. Prog.) Series A, 0% 12/1/07 (FGIC Insured)	5,340,000	5,215,454
(State Revolving Fund Prog.) 5.125% 10/1/20 (Pre-Refunded to 10/1/07 @ 101) (c)	10,000,000	10,172,556
Participating VRDN:
Series EGL 00 2201, 3.72% (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
Series MS 718, 3.69% (Liquidity Facility Morgan Stanley) (a)(d)	6,090,500	6,090,500
Series MSTC 02 204, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	10,395,000	10,395,000
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	23,200,000	23,277,322
Michigan State Univ. Revs.:
Series 1998 A2, 3.68% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,950,000	4,950,000
Series 2002 A, 3.78% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,020,000	4,020,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,720,000	1,720,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 3.73% tender 4/3/07 (b)	5,650,000	5,650,000
Participating VRDN Series Putters 858Z, 3.75% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	12,170,000	12,170,000
(BC&C Proj.) 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,250,000	1,250,000
(Biewer of Lansing LLC Proj.) Series 1999, 3.8%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	690,000	690,000
(Bosal Ind. Proj.) Series 1998, 3.75%, LOC Bank of New York, New York, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Conti Properties LLC Proj.) Series 1997, 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 2,200,000	$ 2,200,000
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 3.77%, LOC LaSalle Bank Midwest NA, VRDN (a)	1,505,000	1,505,000
(Doss Ind. Dev. Co. Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,400,000	1,400,000
(Dow Chemical Co. Proj.) 3.77%, VRDN (a)	2,000,000	2,000,000
(Fintex LLC Proj.) Series 2000, 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,390,000	1,390,000
(Future Fence Co. Proj.) 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,205,000	2,205,000
(Holland Home Oblig. Group Proj.) 3.69%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 3.76%, LOC LaSalle Bank NA, VRDN (a)(b)	3,680,000	3,680,000
(John H. Dekker & Sons Proj.) Series 1998, 3.82%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	845,000	845,000
(K&M Engineering, Inc. Proj.) 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,295,000	1,295,000
(LPB LLC Proj.) 4%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,100,000	2,100,000
(Majestic Ind., Inc. Proj.) 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,515,000	1,515,000
(Mans Proj.) Series 1998, 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	940,000	940,000
(Mid-American Products, Inc. Proj.) Series 1998 3.76%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,105,000	1,105,000
(PBL Enterprises, Inc. Proj.) Series 1997, 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,745,000	1,745,000
(Pioneer Laboratories, Inc. Proj.) 3.74%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
(S&S LLC Proj.) Series 2000, 3.9%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	1,950,000	1,950,000
(SBC Ventures LLC Proj.) 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,855,000	3,855,000
(TEI Invts. LLC Proj.) Series 1997, 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	500,000	500,000
(Temperance Enterprise Proj.) Series 1996, 3.83%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	1,440,000	1,440,000
(The Spiratex Co. Proj.) Series 1994, 4.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
(The Van Andel Research Institute Proj.) Series 1999, 3.7%, LOC LaSalle Bank Midwest NA, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Trilan LLC Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 3,400,000	$ 3,400,000
(W.H. Porter, Inc. Proj.) Series 2001, 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,775,000	2,775,000
(Windcrest Properties LLC Proj.) 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,500,000	3,500,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 3.7%, LOC JPMorgan Chase Bank, VRDN (a)	12,175,000	12,175,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
Participating VRDN Series LB 05 F11, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,000,000	5,000,000
(Grayling Gen. Station Proj.) Series 1990, 3.71%, LOC Barclays Bank PLC, VRDN (a)(b)	19,491,000	19,491,000
Michigan Sumitomo Bank Participating VRDN Series BNY 02 3, 3.74% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	5,500,000	5,500,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 3.78%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 3.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	4,000,000	4,000,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series U, 3.81% (AMBAC Insured), VRDN (a)	1,195,000	1,195,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.69% (Liquidity Facility Morgan Stanley) (a)(d)	11,895,000	11,895,000
Saline Area Schools 3.67% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	16,100,000	16,100,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 3.7%, LOC JPMorgan Chase Bank, VRDN (a)	11,910,000	11,910,000
Univ. of Michigan Univ. Revs.:
(Med. Svc. Plan Proj.) Series 1995 A, 3.65%, VRDN (a)	7,400,000	7,400,000
(Univ. of Michigan Hosp. Proj.) Series 1995 A, 3.65%, VRDN (a)	22,680,000	22,680,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,635,000	7,635,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.71%, LOC KBC Bank NV, VRDN (a)	6,500,000	6,500,000
Wayne Charter County Arpt. Rev. (Detroit Metropolitan Wayne County Arpt. Proj.) 3.71% (FSA Insured), VRDN (a)(b)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 06 16 Class A, 3.75% (Liquidity Facility Citibank NA) (a)(b)(d)	$ 4,950,000	$ 4,950,000
Series EGL 07 0017, 3.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(d)	8,600,000	8,600,000
Series EGL 720053029 Class A, 3.75% (Liquidity Facility Citibank NA) (a)(b)(d)	6,600,000	6,600,000
Series MACN 05 T, 3.73% (Liquidity Facility Bank of America NA) (a)(b)(d)	3,640,000	3,640,000
Series MT 115, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	8,835,000	8,835,000
Series MT 203, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,500,000	6,500,000
Series Putters 1081Z, 3.75% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	4,750,000	4,750,000
Series Putters 836, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	6,065,000	6,065,000
Series ROC II R 9009, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	4,560,000	4,560,000
Series ROC II R442, 3.74% (Liquidity Facility Citibank NA) (a)(b)(d)	9,795,000	9,795,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 3.71% (Liquidity Facility Citigroup, Inc.) (a)(d)	3,855,000	3,855,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 3.82%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	15,410,000	15,410,000
TOTAL INVESTMENT PORTFOLIO - 92.7% (Cost $833,850,296)		833,850,296
NET OTHER ASSETS - 7.3%		65,546,297
NET ASSETS - 100%		$ 899,396,593
Security Type Abbreviations
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,515,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	12/12/06	$ 1,515,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 48,863
Income Tax Information
At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $833,850,296.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

March 31, 2007

1.814643.102

OFS-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.7%
	Principal Amount	Value
Ohio - 95.4%
Akron Income Tax Rev. Participating VRDN Series ROC II R2137, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 3,165,000	$ 3,165,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 3.78%, tender 8/15/07 (b)	7,980,000	7,980,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 3.8%, LOC Keybank Nat'l. Assoc., VRDN (b)(c)	1,560,000	1,560,000
Avon Local School District BAN (School Construction Proj.) 4.125% 1/11/08	1,510,000	1,515,624
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.7%, LOC Nat'l. City Bank Cleveland, VRDN (b)	7,350,000	7,350,000
Butler County Gen. Oblig. BAN Series C, 4.5% 9/20/07	3,605,000	3,619,752
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 3.7%, LOC Nat'l. City Bank Cleveland, VRDN (b)	3,350,000	3,350,000
Cincinnati City School District Participating VRDN:
Series Putters 1177, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	13,650,000	13,650,000
Series Putters 1496, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,410,000	14,410,000
Cincinnati School Dev. Participating VRDN Series ROC II RR 9033 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,290,000	2,290,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series 1998 A2, 3.73% (Liquidity Facility Sallie Mae), VRDN (b)(c)	19,800,000	19,800,000
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 02 1587, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,420,000	6,420,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series ROC II R7528, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,620,000	2,620,000
Clark County Gen. Oblig. BAN 3.83% 11/14/07	3,000,000	3,004,142
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 3.68% (AMBAC Insured), VRDN (b)	10,530,000	10,530,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 3.8%, LOC Keybank Nat'l. Assoc., VRDN (b)(c)	1,355,000	1,355,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,500,000	1,500,000
Series Stars 06 149, 3.73% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	7,885,000	7,885,000
Cleveland Heights Gen. Oblig. BAN 4% 8/9/07	3,300,000	3,304,586
Cleveland-Cuyahoga County Port Auth. Rev.:
(Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,575,000	11,575,000
(Euclid/93rd Garage & Office LLC Proj.) Series 2003, 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,510,000	4,510,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/21/07	$ 2,180,000	$ 2,184,989
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 06 8, 3.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	6,720,000	6,720,000
Columbus City School District Participating VRDN:
Series 1488, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,330,000	3,330,000
Series PZ 131, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,510,000	4,510,000
Columbus Gen. Oblig.:
Bonds 5.25% 1/1/08	1,000,000	1,012,943
Participating VRDN Series Putters 162, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,130,000	5,130,000
Crawford County Hosp. Facilities Rev. (Galion Cmnty. Hosp. Proj.) 3.75%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,000,000	5,000,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 3.78%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	3,485,000	3,485,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 3.73%, LOC Keybank Nat'l. Assoc., VRDN (b)	4,325,000	4,325,000
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 3.71%, LOC Bank of New York, New York, VRDN (b)	6,300,000	6,300,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.7%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,965,000	5,965,000
Cuyahoga County Hosp. Rev. Participating VRDN Series MT 264, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,890,000	2,890,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,065,000	1,065,000
(Pubco Corp. Proj.) Series 2001, 3.78%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	2,225,000	2,225,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	3,040,000	3,040,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B3, 3.82%, VRDN (b)	2,600,000	2,600,000
Cuyahoga Falls Gen. Oblig. BAN 4% 12/13/07	9,300,000	9,326,417
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,015,000	7,015,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Dayton Montgomery County Port Auth. Participating VRDN Series ROC II R 813 CE, 3.75% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 9,700,000	$ 9,700,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.75%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,425,000	3,425,000
Delaware Gen. Oblig. BAN 4% 12/13/07	9,500,000	9,526,993
Elyria Gen. Oblig. BAN Series A, 4.5% 7/19/07	4,500,000	4,509,095
Erie County Gen. Oblig. BAN:
4.25% 4/11/07	7,500,000	7,501,288
4.25% 4/11/07	5,000,000	5,000,859
4.25% 9/27/07 (a)	5,000,000	5,012,500
4.25% 9/27/07 (a)	7,500,000	7,518,750
4.5% 9/27/07 (a)	700,000	702,548
Erie County Hosp. Facilities Rev. Participating VRDN Series MT 253, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,490,000	7,490,000
Erie County Multi-family Hsg. Rev. (Providence Residential Cmnty. Corp. Proj.) Series 1999 A, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)	8,025,000	8,025,000
Euclid Gen. Oblig. BAN (Waterline Impt. Proj.) 4% 10/30/07	3,000,000	3,005,872
Fairfield County Gen. Oblig. BAN 4% 12/6/07	2,200,000	2,205,929
Fort Loramie Local School District BAN (School Construction Proj.) 4.39% 5/10/07	5,426,371	5,430,044
Franklin County Health Care Facilities Rev. (Willow Brook Christian Village Proj.) 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,790,000	10,790,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 3.71%, LOC LaSalle Bank NA, VRDN (b)(c)	6,615,000	6,615,000
(Hanover Ridge Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (b)(c)	4,350,000	4,350,000
Greene County Gen. Oblig. BAN Series E, 4.25% 11/20/07	4,505,000	4,521,562
Grove City Gen. Oblig. BAN 4% 3/14/08	9,530,240	9,566,040
Hamilton County Health Care Facilities Rev. 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,950,000	3,950,000
Hamilton County Swr. Sys. Rev. Participating VRDN Series PT 3254, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,140,000	9,140,000
Hamilton Gen. Oblig. BAN 4.5% 9/14/07	11,210,000	11,249,313
Hancock County BAN 4.5% 11/8/07	2,000,000	2,010,511
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,910,000	7,910,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Kettering Indl. Dev. Rev. (Millat Inds. Corp. Proj.) 3.78%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	$ 2,635,000	$ 2,635,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	765,000	765,000
(Norshar Co. Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,720,000	2,720,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 3.73%, LOC JPMorgan Chase Bank, VRDN (b)	4,600,000	4,600,000
Lorain County BAN (Swr. Systems Impt. Proj.) Series C, 4.5% 11/14/07	1,850,000	1,860,106
Lucas County Multi-family Rev. (Lakewoods Proj.) 3.8%, LOC Keybank Nat'l. Assoc., VRDN (b)(c)	4,000,000	4,000,000
Mason BAN 4.25% 3/13/08	2,600,000	2,614,262
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 3.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	4,000,000	4,000,000
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 3.8%, LOC Keybank Nat'l. Assoc., VRDN (b)(c)	785,000	785,000
(Rembond Proj.) Series 1996, 4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,445,000	1,445,000
Mentor Gen. Oblig. BAN Series 2006 2, 4.5% 9/14/07	2,944,000	2,955,634
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000,000	8,000,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	2,495,000	2,495,000
(Kettering Affiliated Proj.) 3.73%, LOC JPMorgan Chase Bank, VRDN (b)	4,700,000	4,700,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 3.73%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	4,206,000	4,206,000
New Albany BAN 4.25% 12/13/07	2,800,000	2,811,494
Ohio Air Quality Participating VRDN Series LB 06 47, 3.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	9,990,000	9,990,000
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 1415 R, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	8,335,000	8,335,000
(AK Steel Corp. Proj.) Series A, 3.74%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	14,500,000	14,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
3.83%, LOC Cr. Lyonnais SA, VRDN (b)(c)	12,100,000	12,100,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
3.85%, VRDN (b)	$ 7,800,000	$ 7,800,000
(FirstEnergy Corp. Poll. Cont. Proj.) Series B, 3.7%, LOC Barclays Bank PLC, VRDN (b)	2,800,000	2,800,000
(FirstEnergy Corp. Proj.) Series A, 3.69%, LOC Wachovia Bank NA, VRDN (b)(c)	20,100,000	20,100,000
Ohio Bldg. Auth. Participating VRDN:
Series Putters 790, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,180,000	2,180,000
Series Putters 793, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,065,000	2,065,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 2046, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,110,000	3,110,000
Series Putters 1295, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,990,000	2,990,000
Series Putters 1394, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,570,000	2,570,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN:
Series EGL 7053020 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,900,000	7,900,000
Series PT 3877, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,970,000	4,970,000
(Ashland Univ. Proj.) 3.7%, LOC Keybank Nat'l. Assoc., VRDN (b)	16,720,000	16,720,000
(Pooled Fing. Prog.):
Series 1996, 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,300,000	1,300,000
Series 1997, 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,600,000	3,600,000
Series 1998, 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,805,000	8,805,000
Series 1999, 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,080,000	8,080,000
Series A, 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,160,000	1,160,000
(Univ. of Northwestern Ohio Proj.) 3.75%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	10,000,000	10,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 01 I, 3.77% (Liquidity Facility Bank of America NA) (b)(c)(d)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN:
Series BA 98 B, 3.8% (Liquidity Facility Bank of America NA) (b)(c)(d)	$ 12,470,000	$ 12,470,000
Series BA 98 Q, 3.8% (Liquidity Facility Bank of America NA) (b)(c)(d)	4,505,000	4,505,000
Series LB 03 L46J, 3.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,680,000	4,680,000
Series Merlots 00 A1, 3.74% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,580,000	2,580,000
Series Merlots 01 A78, 3.74% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,315,000	1,315,000
Series Merlots 02 A34, 3.74% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,065,000	1,065,000
Series Merlots 05 A16, 3.74% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	4,570,000	4,570,000
Series Merlots 06 A2, 3.74% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	3,795,000	3,795,000
Series PT 1334, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,850,000	3,850,000
Series PT 228, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,905,000	2,905,000
Series PT 567, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	40,000	40,000
Series PT 582, 3.71% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	4,930,000	4,930,000
Series Putters 1334, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	9,850,000	9,850,000
(Mortgage-Backed Securities Prog.) Series B, 3.7% (Liquidity Facility Citibank NA), VRDN (b)(c)	18,000,000	18,000,000
Series B, 3.71% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	11,990,000	11,990,000
Series F, 3.7% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.71%, LOC Charter One Bank NA, VRDN (b)(c)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series A, 3.73%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	2,835,000	2,835,000
Series B, 3.83%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	465,000	465,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Pedcor Invts. Willow Lake Apts. Proj.):
Series C, 3.83%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	$ 360,000	$ 360,000
Series D, 3.83%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	360,000	360,000
(Pine Crossing Apts. Proj.) 3.71%, LOC LaSalle Bank NA, VRDN (b)(c)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (b)(c)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 3.72%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	8,750,000	8,750,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Participating VRDN:
Series Putters 1549, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,530,000	7,530,000
Series Putters PA 1422R, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	9,500,000	9,500,000
Series 2006 I, 3.7% (Liquidity Facility Citibank NA), VRDN (b)(c)	20,000,000	20,000,000
Series 2006 J, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	24,850,000	24,850,003
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 3.73%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	60,000	60,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 3.73%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	85,000	85,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 3.84% (BP PLC Guaranteed), VRDN (b)(c)	1,750,000	1,750,000
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 3.84%, VRDN (b)(c)	12,975,000	12,975,000
Series 1999, 3.84% (BP PLC Guaranteed), VRDN (b)(c)	4,000,000	4,000,000
(BP Products NA, Inc. Proj.) Series B, 3.84% (BP PLC Guaranteed), VRDN (b)(c)	2,115,000	2,115,000
(Republic Svcs., Inc. Proj.) 3.95%, VRDN (b)(c)	7,700,000	7,700,000
Ohio State Hsg. Fin. Agcy. Residential Mtg. Participating VRDN Series LB 06 K 25, 3.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,000,000	4,000,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.73%, LOC Bank of America NA, VRDN (b)(c)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
Participating VRDN Series Putters 558, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,540,000	4,540,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.: - continued
(FirstEnergy Corp. Proj.):
Series A, 3.7%, LOC Barclays Bank PLC, VRDN (b)(c)	$ 19,000,000	$ 19,000,000
3.7%, LOC Wachovia Bank NA, VRDN (b)(c)	11,200,000	11,200,000
Series A, 3.73%, LOC Barclays Bank PLC, VRDN (b)(c)	11,600,000	11,600,000
Pepper Pike Gen. Oblig. BAN 4% 5/31/07	4,613,000	4,614,825
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4.25% 11/8/07	1,000,000	1,003,619
4.25% 11/8/07	2,393,000	2,401,659
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.7%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	14,600,000	14,600,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 3.83%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,685,000	1,685,000
Princeton City School District Participating VRDN Series ROC II RR 9059, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,440,000	5,440,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 3.75%, LOC Keybank Nat'l. Assoc., VRDN (b)	4,520,000	4,520,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.78%, LOC LaSalle Bank Midwest NA, VRDN (b)(c)	1,500,000	1,500,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,260,000	2,260,000
Shaker Heights Gen. Oblig. BAN 4% 11/1/07	6,845,000	6,861,296
Solon Gen. Oblig. BAN 4% 11/21/07	1,000,000	1,002,475
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.8%, LOC Keybank Nat'l. Assoc., VRDN (b)(c)	1,920,000	1,920,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 3.73%, LOC Keybank Nat'l. Assoc., VRDN (b)	4,595,000	4,595,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
3.83%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,300,000	1,300,000
4%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	2,015,000	2,015,000
(Kaiser Dev. Proj.) 4.15%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	580,000	580,000
(Keltec, Inc. Proj.) Series 1987, 4.15%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	40,000	40,000
(Mannix Co. Proj.) Series 1987, 4.15%, LOC JPMorgan Chase Bank, VRDN (b)(c)	220,000	220,000
(Sigma Properties Proj.) Series 2000 B, 3.83%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,570,000	1,570,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Summit County Indl. Dev. Rev.: - continued
(Triumph Hldgs. Proj.) 3.83%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	$ 1,110,000	$ 1,110,000
Toledo City School District Participating VRDN Series Putters 655, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,695,000	1,695,000
Trumbull County BAN:
(County Bldg. Impt. Proj.) 4.55% 4/4/07	2,800,000	2,800,220
4% 3/27/08	3,500,000	3,512,323
Tuscarawas County Hosp. Facilities Rev. Participating VRDN Series MT 103, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,945,000	2,945,000
Univ. of Cincinnati Gen. Receipts BAN 3.73% 10/1/07	8,300,000	8,300,000
Upper Arlington BAN 4.25% 1/7/08	3,972,000	3,989,667
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 3.73%, LOC Nat'l. City Bank Cleveland, VRDN (b)	4,545,000	4,545,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 3.68%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,724,000	11,724,000
Westerville Gen. Oblig. BAN (Electic Sys. Impt. Proj.) 4.5% 9/20/07	1,575,000	1,581,445
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 3.83%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,845,000	1,845,000
(Dowa THT America, Inc. Proj.) Series 1999, 3.75%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,585,000	3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 3.8%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,600,000	4,600,000
		945,893,785
Puerto Rico - 0.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series TOC 05 Z6, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,258,000	3,258,000
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $949,151,785)		949,151,785
NET OTHER ASSETS - 4.3%		42,404,963
NET ASSETS - 100%		$ 991,556,748
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,315
Income Tax Information
At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $949,151,785.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

March 31, 2007

1.814638.102

PFR-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.3%
	Principal Amount	Value
Pennsylvania - 97.3%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 5,300,000	$ 5,300,000
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series PT 3891, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,700,000	5,700,000
Series Putters 1594, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,005,000	2,005,000
Series Putters 3743, 3.73% (Liquidity Facility Dexia Cr. Local de France) (b)(c)(d)	3,195,000	3,195,000
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,000,000	2,000,000
Allegheny County Hosp. Dev. Auth. Rev. Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.68%, tender 6/1/07, LOC PNC Bank NA, Pittsburgh (b)	5,000,000	5,000,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 3.9%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	1,480,000	1,480,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 3.83%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	1,100,000	1,100,000
(R.I. Lampus Co. Proj.) Series 1997 A, 3.78%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	2,030,000	2,030,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	3,120,000	3,120,000
Bensalem Township School District Participating VRDN Series Putters 1715, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,520,000	3,520,000
Berks County Indl. Dev. Auth. Rev. (Fleetwood Industries Bus. Trust Proj.) 3.75%, LOC First Tennessee Bank NA, Memphis, VRDN (b)(c)	2,360,000	2,360,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 3.71%, LOC Wachovia Bank NA, VRDN (b)(c)	1,400,000	1,400,000
(Snowball Real Estate LP Proj.) 3.81%, LOC Wachovia Bank NA, VRDN (b)(c)	2,105,000	2,105,000
Bucks County Wtr. & Swr. Auth. Sys. Rev. Participating VRDN Series Putters 1644, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	$ 1,500,000	$ 1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.9%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	11,725,000	11,725,000
Series 1998 A2, 3.81%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 3.7% (FGIC Insured), VRDN (b)	3,725,000	3,725,000
Chester County Inter Unit 3.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,630,000	1,630,000
Clipper Tax-Exempt Trust Participating VRDN Series 2006 13, 3.72% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	10,050,000	10,050,000
Crawford County Indl. Dev. Auth. Rev. (Greenleaf Corp. Proj.) 3.78%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	5,900,000	5,900,000
Cumberland County Muni. Auth. College Rev. Bonds (Dickinson College Proj.) Series 2000 B, 3.63%, tender 11/1/07 (AMBAC Insured) (b)	5,405,000	5,405,000
Delaware County Indl. Dev. Auth. Rev. Participating VRDN:
Series Merlots 06 F2, 3.69% (Liquidity Facility Bank of New York, New York) (b)(d)	5,400,000	5,400,000
Series Putters 1497, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,745,000	4,745,000
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,600,000	4,600,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 3.71%, LOC Bank of America NA, VRDN (b)(c)	1,400,000	1,400,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 3.76%, LOC Wachovia Bank NA, VRDN (b)(c)	1,000,000	1,000,000
Lehigh Participating VRDN Series MT 385, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,700,000	5,700,000
Lehigh County Gen. Purp. Auth. Participating VRDN:
Series PA 1459, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,500,000	7,500,000
Series PT 3909, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,900,000	5,900,000
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 1170X, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 3.8%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	$ 1,905,000	$ 1,905,000
Series C, 3.8%, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	1,000,000	1,000,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 91, 3.78% tender 4/3/07, CP mode (c)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.71%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,350,000	2,350,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,200,000	2,200,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.73%, LOC JPMorgan Chase Bank, VRDN (b)(c)	24,000,000	24,000,000
(FirstEnergy Corp. Proj.) Series A, 3.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	13,000,000	13,000,000
(Merck & Co. Proj.) Series 2000, 3.72%, VRDN (b)(c)	11,000,000	11,000,000
(York Wtr. Co. Proj.) Series B, 3.73% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	9,400,000	9,400,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Trad Hrshy Lp Proj.) 3.67%, LOC Citizens Bank of Pennsylvania, VRDN (b)(c)	6,000,000	6,000,000
(Westrum Hanover, LP Proj.) 3.67%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(c)	7,400,000	7,400,000
(Westrum Harleysville II, LP Proj.) 3.67%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (b)(c)	11,535,000	11,535,000
Series 1999 C4, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	700,000	700,000
Series 2002 B6, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	700,000	700,000
Series 2004 D2, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,100,000	2,100,000
Series 2004 D6, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,500,000	2,500,000
Series B3, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,100,000	1,100,000
Series B5, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	900,000	900,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
Participating VRDN Series MT 47, 3.72% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	4,500,000	4,500,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.: - continued
(Waste Mgmt., Inc. Proj.) 4.04%, VRDN (b)(c)	$ 4,200,000	$ 4,200,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.875%, VRDN (b)(c)	1,600,000	1,600,000
Series B, 3.86% (Sunoco, Inc. Guaranteed), VRDN (b)(c)	1,600,000	1,600,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.68% (AMBAC Insured), VRDN (b)(c)	17,500,000	17,500,000
Series 1988 B, 3.68% (AMBAC Insured), VRDN (b)(c)	13,700,000	13,700,000
Series 1988 C, 3.68%, LOC Sallie Mae, VRDN (b)(c)	36,900,000	36,900,000
Series 1988 E, 3.68%, LOC Sallie Mae, VRDN (b)(c)	20,100,000	20,100,000
Series 1997 A, 3.75% (AMBAC Insured), VRDN (b)(c)	2,900,000	2,900,000
Series 1999 A, 3.7% (AMBAC Insured), VRDN (b)(c)	10,900,000	10,900,000
Series 2000 A, 3.75% (AMBAC Insured), VRDN (b)(c)	4,000,000	4,000,000
Series 2001 B, 3.71% (FSA Insured), VRDN (b)(c)	800,000	800,000
Series 2002 B, 3.75% (FSA Insured), VRDN (b)(c)	2,800,000	2,800,000
Series A:
3.7% (AMBAC Insured), VRDN (b)(c)	5,000,000	5,000,000
3.75% (AMBAC Insured), VRDN (b)(c)	2,500,000	2,500,000
3.75% (FSA Insured), VRDN (b)(c)	20,500,000	20,500,000
Series A1, 3.75% (AMBAC Insured), VRDN (b)(c)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.68%, LOC Unicredito Italiano Spa, VRDN (b)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.71% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,590,000	7,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 00 1412, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	4,600,000	4,600,000
Series Putters 1378, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,500,000	1,500,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 K 57, 3.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,500,000	2,500,000
Series LB 06 P35, 3.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,510,000	2,510,000
Series MT 163, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,890,000	6,890,000
Series PA 1235, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,075,000	1,075,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Participating VRDN: - continued
Series PT 2190, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 4,775,000	$ 4,775,000
Series PT 890, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	835,000	835,000
Series Putters 1213, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	2,055,000	2,055,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 06 B15, 3.74% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	5,250,000	5,250,000
Series Putters 152, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	6,130,000	6,130,000
Series Putters 1593, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,400,000	3,400,000
Series 2006 93B, 3.69% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	6,000,000	6,000,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series MS 958, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	2,129,000	2,129,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2002 A1, 3.7% (Liquidity Facility WestLB AG), VRDN (b)	8,500,000	8,500,000
Series 2002 A3, 3.7% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	9,700,000	9,700,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series PT 3077, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,985,000	1,985,000
Series SG 118, 3.73% (Liquidity Facility Societe Generale) (b)(c)(d)	5,600,000	5,600,000
Series 2005 C, 3.75% (MBIA Insured), VRDN (b)(c)	11,100,000	11,100,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 3.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(d)	5,700,000	5,700,000
Series PA 882, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,200,000	2,200,000
Series Putters 217, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,715,000	7,715,000
Philadelphia Auth. for Indl. Dev. Revs. Participating VRDN Series MT 340, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,905,000	4,905,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
Bonds (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/07 (FSA Insured)	$ 4,000,000	$ 4,013,364
Fifth Series A2, 3.7%, LOC Bank of Nova Scotia, New York Agcy., LOC JPMorgan Chase Bank, VRDN (b)	8,075,000	8,075,000
Philadelphia Gen. Oblig. TRAN 4.5% 6/29/07	4,600,000	4,607,902
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	3,425,000	3,425,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 3.72% (Liquidity Facility Citibank NA) (b)(d)	2,300,000	2,300,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	5,685,000	5,685,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 3.9%, LOC Dexia Cr. Local de France, VRDN (b)(c)	7,315,000	7,315,000
Southcentral Pennsylvania Gen. Auth. Rev.:
Participating VRDN Series ROC II R 604, 3.72% (Liquidity Facility Citibank NA) (b)(d)	2,355,000	2,355,000
(Hanover Lutheran Village Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,700,000	3,700,000
State Pub. School Bldg. Auth. Participating VRDN Series Eagles 06 161, 3.72% (Liquidity Facility Citibank NA) (b)(d)	5,300,000	5,300,000
Swarthmore Borough Auth. College Rev. Participating VRDN Series ROC II R 9068, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,995,000	4,995,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,000,000	4,000,000
York County Gen. Oblig. TRAN 4% 6/30/07	6,475,000	6,481,006
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $566,381,272)		566,381,272
NET OTHER ASSETS - 2.7%		15,489,161
NET ASSETS - 100%		$ 581,870,433
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,050,000 or 1.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $566,381,272.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 29, 2007